Stockholders' equity - General and dividends (Detail) $ in Millions	1 Months Ended							12 Months Ended
	Apr. 30, 2017 SFr / shares	Apr. 30, 2017 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 SFr / shares	Jul. 31, 2015 USD ($)	May 31, 2015 USD ($)	Apr. 30, 2015 SFr / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 SFr / shares shares	Dec. 31, 2016 SFr / shares shares
Equity
Company's authorized shares | shares											2,672,000,000	2,719,000,000
Company's registered and issued shares | shares											2,168,148,264	2,214,743,264
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | SFr / shares	SFr 0.76			SFr 0.74			SFr 0.72
Distribution by way of a nominal value reduction (in Swiss francs per share) | SFr / shares							0.17
Dividend proposed to be paid out of capital contribution reserves of Abb Ltd (in Swiss francs per share) | SFr / shares							0.55
Common stock, par value (in dollars per share) | SFr / shares				0.86			1.03				SFr 0.12	SFr 0.12
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share) | SFr / shares				SFr 0.12			SFr 0.86
Nominal value reduction									$ 1,626	$ 403
Distribution to ABB Ltd's shareholders		$ 1,622				$ 1,317		$ 1,622		1,317
Capital stock
Equity
Nominal value reduction			$ 1,239		$ 285
Additional paid-in capital
Equity
Nominal value reduction			15		64				(15)	64
Retained earnings
Equity
Nominal value reduction			$ 402		$ 54				$ 402	54
Distribution to ABB Ltd's shareholders								$ 1,622		$ 1,317